Cash flow statement supplementary information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	€ 570	€ 271	€ 165
Financing cash flows
Proceeds	(1,394)	(294)
Transaction costs	15	6	6
Repayments	0	493	150
Non-cash movements
Equity component of convertible bond	139	51
Additions of leases	217	12
Operating cash flows
Interest repayment	11	8	3
Ending balance	2,616	570	271
Convertible bonds
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	483	229	0
Financing cash flows
Proceeds	1,109	300	250
Transaction costs	(15)	(6)	(6)
Repayments	0	0	0
Non-cash movements
Equity component of convertible bond	(139)	(51)	(23)
Additions of leases	0	0	0
Arising on acquisitions	0	0	0
Interest expense	48	19	11
Other changes	0	0	0
Operating cash flows
Interest repayment	(11)	(8)	(3)
Ending balance	1,475	483	229
Lease liability
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	87	27	15
Financing cash flows
Proceeds	0	0	0
Transaction costs	0	0	0
Repayments	(42)	(12)	(8)
Non-cash movements
Equity component of convertible bond	0	0	0
Additions of leases	217	12	9
Arising on acquisitions	102	64	9
Interest expense	5	2	1
Other changes	6	(6)	1
Operating cash flows
Interest repayment	0	0	0
Ending balance	375	87	27
Senior notes
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	0
Financing cash flows
Proceeds	0
Transaction costs	0
Repayments	0
Non-cash movements
Equity component of convertible bond	0
Additions of leases	0
Arising on acquisitions	447
Interest expense	12
Other changes	31
Operating cash flows
Interest repayment	(24)
Ending balance	466	0
Bank Loan
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	0
Financing cash flows
Proceeds	300
Transaction costs	0
Repayments	0
Non-cash movements
Equity component of convertible bond	0
Additions of leases	0
Arising on acquisitions	0
Interest expense	0
Other changes	0
Operating cash flows
Interest repayment	0
Ending balance	300	0
Revolving credit facility
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	€ 0	15	0
Financing cash flows
Proceeds		134	15
Transaction costs		0	0
Repayments		(493)	0
Non-cash movements
Equity component of convertible bond		0	0
Additions of leases		0	0
Arising on acquisitions		344	0
Interest expense		0	0
Other changes		0	0
Operating cash flows
Interest repayment		0	0
Ending balance		0	15
Bridge facility
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance		€ 0	150
Financing cash flows
Proceeds			0
Transaction costs			0
Repayments			(150)
Non-cash movements
Equity component of convertible bond			0
Additions of leases			0
Arising on acquisitions			0
Interest expense			0
Other changes			0
Operating cash flows
Interest repayment			0
Ending balance			€ 0